BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 3,365	€ 5,105	€ 5,105
Cash addition
Related parties debt restructuring
Related party non- cash payable
Related party cash settlement	(1,756)		(1,740)
Exchange rate impact	3,263	2,300
Changes in fair value
Financial liabilities at ending	1,609		3,365
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	3,365	€ 5,105	5,105
Cash addition
Related parties debt restructuring
Related party non- cash payable
Related party cash settlement	(1,756)		(1,740)
Exchange rate impact
Changes in fair value
Financial liabilities at ending	€ 1,609		€ 3,365